Segment information - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	€ 1,035,383	€ 754,169	€ 493,083
Property and equipment, net	114,471	46,862
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	255,501	199,423	128,891
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	108,080	86,745	61,541
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	85,308	76,599	67,470
Property and equipment, net	112,707	46,098
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	50,623	30,820	17,655
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,648	33,112	23,156
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	37,677	31,272	26,394
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,757	37,715	29,206
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	420,789	258,483	€ 138,770
Property and equipment, net	€ 1,764	€ 764